Related Party Transactions	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

The following summarizes the Company’s related party transactions, not disclosed elsewhere in these condensed interim consolidated financial statements, during the nine months ended September 30, 2022 and 2021. Key management personnel includes the Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”) and certain directors and officers and companies controlled or significantly influenced by them.

Key Management Personnel

	2022	2021
	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	267,542	246,848
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	276,456	331,058
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	172,094	157,819
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	233,579	274,343
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants.	223,862	-
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	156,709	-
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants.	435,267	396,892
Total	1,765,508	1,406,960

Other Related Party Payments

Office sharing and occupancy costs of $49,111 (December 31, 2021 - $67,012) were paid or accrued to a corporation that shares management in common with the Company.

Amounts Outstanding

a)	At September 30, 2022, a total of $213,193 (December 31, 2021 - $302,883) was included in accounts payable and accrued liabilities owing to officers, directors, or companies controlled by them. These amounts are unsecured and non-interest bearing (Note 11).

b)	At September 30, 2022, a total of $2,573,024 (December 31, 2021 - $2,786,183) of long term notes was payable to a director of the Company (Note 12).